Warrants (Details) - Fair values estimation assumptions	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0
Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.07% - 0.15%	0.15% - 0.22%	0.08% - 0.21%	0.16% - 0.32%
Expected remaining term	0.71 - 1.23 Years	0.64 - 1.79 Years	0.38 - 1.58 Years	1.25 - 2.39 Years
Expected volatility	99.23% - 112.18%	106.78% - 122.48%	117.58% - 131.42%	80.66% - 85.13%
Dividend yield	0.00%	0.00%	0.00%	0.00%